Dear Variable Annuity Owner:

We will not forget the year 2001. The September 11 attacks had a dramatic impact on our country. The human cost alone left most with the feeling that their lives had changed forever. Even before the attacks, many recognized that the economy was slowing and might have expected 2001 to shape up as a challenging year for stock investors. The events of September 11 and their aftermath punctuated this for most of us.

The stock markets did decline significantly in the weeks following the attacks. However, by year end, both the S&P and NASDAQ indexes had rebounded from their post-September 11 lows. The S&P 500 ended the year with a decline of 12% from the prior year end. The NASDAQ was down 21% for the year. Bonds generally outperformed stocks for the second year in a row. While the core stock subaccounts suffered declines in 2001, they performed as should be expected in this kind of market. You will find additional discussion of 2001 results and the outlook for 2002 in the annual reports for each of the underlying funds. We encourage you to read them.

The table below shows the percent change in unit price for each of the subaccounts that support the MEMBERS(R) Variable Annuity.

               Percent Change in Unit Value from December 31, 2000
                           through December 31, 2001
------------------------------- ---------------------- ----------------------------- ---------------------
                                  Percent Change in                                   Percent Change in
Subaccount                           Unit Value        Subaccount                         Unit Value
------------------------------- ---------------------- ----------------------------- ---------------------
Money Market                            2.29%          Capital Appreciation Stock          (10.41)%
------------------------------- ---------------------- ----------------------------- ---------------------
Bond                                    6.79%          Mid-Cap Stock                        9.59%
------------------------------- ---------------------- ----------------------------- ---------------------
Global Governments                      3.35%          Emerging Growth                     (34.43)%
------------------------------- ---------------------- ----------------------------- ---------------------
High Income                             0.57%          International Stock                 (23.32)%
------------------------------- ---------------------- ----------------------------- ---------------------
Balanced                               (4.43)%         Developing Markets                  (9.35)%
------------------------------- ---------------------- ----------------------------- ---------------------
Growth and Income Stock               (11.98)%
------------------------------- ---------------------- ----------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the annual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

Statements of Assets and Liabilities.......... page 2           Notes to Financial Statements................ page  8
Statements of Operations...................... page 4           Report of Independent Accountants.............page 13
Statements of Changes in Net Assets........... page 5

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks for (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund and Mid-Cap Stock Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (3) the MFS(R) Global Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

As always, we at CUNA Mutual Life Insurance Company would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We truly appreciate the trust and confidence you place in us and we look forward to serving you in the future.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                      Statements of Assets and Liabilities
                                December 31, 2001


                                              Money                         Global           High                        Growth and
                                             Market            Bond       Governments       Income        Balanced      Income Stock
Assets:                                    Subaccount       Subaccount    Subaccount      Subaccount     Subaccount      Subaccount
                                           ----------       ----------    ----------      ----------     ----------      ----------
Investments in Ultra Series Fund:
Money Market Fund,
   88,352,008 shares at net asset value
   of $1.00 per share (cost $88,352,008)  $88,352,008$             --     $       --    $        --    $         --   $         --

Investments in Ultra Series Fund:
Bond Fund,
   11,011,590 shares at net asset value of
   $10.20 per share (cost $113,314,300)            --     112,283,360             --             --              --             --

Investments in MFS(R) Variable Insurance TrustSM:
   Global Governments Series,
   863,915 shares at net asset value of
   $10.09 per share (cost $8,815,155)              --              --      8,716,898             --              --             --

Investments in Oppenheimer
Variable Account Funds:
   High Income Fund/VA,
   4,936,810 shares at net asset value of
   $8.54 per share (cost $52,550,923)              --              --             --     42,160,357              --             --

Investments in Ultra Series Fund:
Balanced Fund,
   22,903,810 shares at net asset value of
   $18.42 per share (cost $405,938,970)            --              --             --             --     421,985,046             --

Investments in Ultra Series Fund:
Growth and Income Stock Fund,
   17,610,159 shares at net asset value of
   $28.73 per share (cost $469,010,447)                                                                                505,933,968
                                           ----------     -----------    -----------    -----------     -----------    -----------
     Total assets                          88,352,008     112,283,360      8,716,898     42,160,357     421,985,046    505,933,968
                                           ----------     -----------    -----------    -----------     -----------    -----------

Liabilities:
Accrued adverse mortality and
   expense charges                             94,115         119,371          9,232         44,852         444,601        532,122
Other accrued expenses                         11,294          14,325          1,108          5,382          53,352         63,855
                                           ----------     -----------    -----------    -----------     -----------    -----------
     Total liabilities                        105,409         133,696         10,340         50,234         497,953        595,977
                                           ----------     -----------    -----------    -----------     -----------    -----------
     Net assets                           $88,246,599    $112,149,664     $8,706,558    $42,110,123    $421,487,093   $505,337,991
                                           ==========     ===========    ===========    ===========     ===========    ===========

Contract owners' equity:
Contracts in accumulation period
    (note 5)                              $88,240,287    $112,133,626     $8,704,819    $42,084,387    $421,266,525   $504,928,361
Contracts in annuity payment period
   (note 2 and note 5)                          6,312          16,038          1,739         25,736         220,568        409,630
                                           ----------      ----------    -----------    -----------     -----------     ----------
     Total contract owners' equity        $88,246,599    $112,149,664     $8,706,558    $42,110,123    $421,487,093   $505,337,991
                                           ==========      ==========    ===========    ===========     ===========     ==========
     Total units outstanding
       (note 5 and note 6)                  6,807,709       7,754,355        705,156      3,947,096      22,697,132     21,418,879
                                           ==========      ==========    ===========    ===========     ===========     ==========
     Net asset value per unit                  $12.96          $14.46         $12.35         $10.67          $18.57         $23.59
                                           ==========      ==========    ===========    ===========     ===========     ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Assets and Liabilities, continued
                                December 31, 2001


                                           Capital
                                          Appreciation         Mid-Cap            Emerging        International      Developing
                                              Stock             Stock              Growth             Stock            Markets
Assets:                                    Subaccount        Subaccount          Subaccount        Subaccount        Subaccount
Investments in Ultra Series Fund:
Capital Appreciation Stock Fund,
   14,057,540 shares at net asset value of
   $20.70 per share (cost $271,772,666)   $290,972,219       $        --        $        --       $        --         $       --

Investments in Ultra Series Fund:
Mid-Cap Stock Fund,
   4,323,622 shares at net asset value of
   $13.94 per share (cost $53,159,174)                        60,275,764                 --                --                 --

Investments in MFS(R) Variable Insurance TrustSM:
   Emerging Growth Series,
   5,098,317 shares at net asset value of
   $17.98 per share (cost $106,203,757)             --                --         91,667,736                --                 --

Investments in T. Rowe Price
International Series, Inc.:
   International Stock Portfolio,
   5,312,944 shares at net asset value of
   $11.47 per share (cost $71,336,670)              --                --                 --        60,939,468                 --

Investments in Franklin Templeton
Variable Insurance Products Trust:
   Developing Markets Securities,
   1,045,492 shares at net asset value of
   $4.76 per share (cost $6,999,780)                --                --                 --                --          4,976,540
                                          ------------       -----------       ------------       -----------         ----------
     Total assets                          290,972,219        60,275,764         91,667,736        60,939,468          4,976,540
                                          ------------       -----------       ------------       -----------         ----------

Liabilities
Accrued adverse mortality and
   expense charges                             305,236            62,307             96,775            64,074              5,218
Other accrued expenses                          36,628             7,477             11,613             7,689                626
                                           -----------        ----------        -----------        ----------          ---------
     Total liabilities                         341,864            69,784            108,388            71,763              5,844
                                           -----------        ----------        -----------        ----------          ---------
     Net assets                           $290,630,355       $60,205,980        $91,559,348       $60,867,705         $4,970,696
                                           ===========        ==========        ===========        ==========          =========

Contract owners' equity:
Contracts in accumulation period
   (note 5)                               $290,555,424       $60,199,456        $91,520,617       $60,834,795         $4,970,696
Contracts in annuity payment period
   (note 2 and note 5)                          74,931             6,524             38,731            32,910                 --
                                           -----------        ----------        -----------        ----------         ----------
     Total contract owners' equity        $290,630,355       $60,205,980        $91,559,348       $60,867,705         $4,970,696
                                           ===========        ==========        ===========        ==========         ==========
     Total units outstanding
       (note 5 and note 6)                  10,679,690         3,992,522          6,302,653         5,169,250          1,046,309
                                           ===========        ==========        ===========        ==========          =========
     Net asset value per unit                   $27.21            $15.08             $14.53            $11.77              $4.75
                                           ===========        ==========        ===========        ==========          =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                            Statements of Operations
                          Year Ended December 31, 2001


                                          Money                           Global            High                         Growth and
                                         Market            Bond         Governments        Income         Balanced      Income Stock
Investment income (loss):              Subaccount       Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
                                       ----------       ----------      ----------       ----------      ----------      ----------
  Dividend income                      $2,446,309      $5,843,718         $367,333      $4,668,597      $12,989,277     $5,721,420
  Adverse mortality and expense charges
   (note 3)                              (882,844)     (1,220,798)        (120,229)       (570,013)      (5,571,592)    (6,943,747)
  Administrative charges                 (105,941)       (146,496)         (14,427)        (68,402)        (668,591)      (833,250)
                                       ----------      ----------       ----------      ----------      -----------    -----------
  Net investment income (loss)          1,457,524       4,476,424          232,677       4,030,182        6,749,094     (2,055,577)
                                       ----------      ----------       ----------      ----------      -----------    -----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --              --               --              --       18,552,770     14,413,219
   Proceeds from sale of securities    15,562,167       6,549,523        2,782,221       6,770,034       43,121,872     65,002,493
   Cost of securities sold            (15,562,167)     (6,553,907)      (2,824,305)     (8,304,412)     (40,758,206)   (59,700,641)
                                       ----------      ----------       ----------      ----------      -----------    -----------
   Net realized gain (loss) on security
    transactions                               --          (4,384)         (42,084)     (1,534,378)      20,916,436     19,715,071
  Net change in unrealized appreciation
   or depreciation on investments              --       1,469,043          129,599      (2,201,169)     (49,640,141)   (94,651,555)
                                       ----------      ----------       ----------      ----------      -----------    -----------
   Net gain (loss) on investments              --       1,464,659           87,515      (3,735,547)     (28,723,705)   (74,936,484)
                                       ----------      ----------       ----------      ----------      -----------    -----------
Net increase (decrease) in net assets
  resulting from operations            $1,457,524      $5,941,083         $320,192        $294,635     ($21,974,611)  ($76,992,061)
                                       ==========      ==========       ==========      ==========      ===========    ===========


                                         Capital
                                      Appreciation        Mid-Cap        Emerging       International    Developing
                                          Stock            Stock          Growth            Stock          Markets
Investment income (loss):              Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
                                       ----------       ----------      ----------       ----------      ----------
  Dividend income                        $309,114        $456,437   $           --      $1,310,414          $47,836
  Adverse mortality and expense charges
   (note 3)                            (3,946,914)       (636,242)      (1,353,929)       (907,783)         (70,760)
  Administrative charges                 (473,630)        (76,349)        (162,471)       (108,934)          (8,491)
                                      -----------      ----------      -----------     -----------        ---------
  Net investment income (loss)         (4,111,430)       (256,154)      (1,516,400)        293,697          (31,415)
                                      -----------      ----------      -----------     -----------        ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received 43,499,483       4,130,505        7,303,635              --               --
   Proceeds from sale of securities    31,048,857       1,803,317       13,330,285      11,233,437        1,223,079
   Cost of securities sold            (27,208,070)     (1,722,693)     (14,775,174)    (12,324,543)      (1,675,481)
                                      -----------      ----------      -----------     -----------        ---------
   Net realized gain (loss) on security
    transactions                       47,340,270       4,211,129        5,858,746      (1,091,106)        (452,402)
  Net change in unrealized appreciation
   or depreciation on investments     (80,849,550)        856,281      (57,527,577)    (20,121,426)        (107,190)
                                      -----------      ----------      -----------     -----------        ---------
   Net gain (loss) on investments     (33,509,280)      5,067,410      (51,668,831)    (21,212,532)        (559,592)
                                      -----------      ----------      -----------     -----------        ---------
Net increase (decrease) in net assets
  resulting from operations          ($37,620,710)     $4,811,256     ($53,185,231)   ($20,918,835)       ($591,007)
                                      ===========      ==========      ===========     ===========        =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                       Statements of Changes in Net Assets
                     Years Ended December 31, 2001 and 2000


                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $1,457,524            $1,905,882                     $4,476,424            $4,352,427
  Net realized gain (loss) on
   security transactions                          --                    --                         (4,384)             (257,280)
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      1,469,043             1,071,849
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations   1,457,524             1,905,882                      5,941,083             5,166,996
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units            91,122,773           122,471,055                     90,588,962            66,201,242
  Cost of units repurchased              (55,008,404)         (115,931,089)                   (69,242,442)          (63,604,645)
  Actuarial adjustments for mortality
   experience on annuities in payment period  (9,404)                  373                             90                   196
  Annuity benefit payments                      (497)                 (292)                        (1,279)                 (687)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     36,104,468             6,540,047                     21,345,331             2,596,106
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets         37,561,992             8,445,929                     27,286,414             7,763,102
Net assets:
  Beginning of period                     50,684,607            42,238,678                     84,863,250            77,100,148
                                         -----------           -----------                    -----------           -----------
  End of period                          $88,246,599           $50,684,607                   $112,149,664           $84,863,250
                                         ===========           ===========                    ===========           ===========

                                              GLOBAL GOVERNMENTS SUBACCOUNT                         HIGH INCOME SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $232,677              $382,979                     $4,030,182            $4,242,779
  Net realized gain (loss) on
   security transactions                     (42,084)             (117,519)                    (1,534,378)             (637,982)
  Net change in unrealized appreciation
   or depreciation on investments            129,599                78,313                     (2,201,169)           (6,087,441)
                                          ----------           -----------                    -----------           -----------
    Change in net assets from operations     320,192               343,773                        294,635            (2,482,644)
                                          ----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sale of units              8,219,374            10,512,850                     33,537,486            38,613,274
  Cost of units repurchased              (10,297,509)          (12,274,610)                   (37,902,398)          (39,935,264)
  Actuarial adjustments for mortality
   experience on annuities in payment period      24                    15                            144                     2
  Annuity benefit payments                      (180)                 (176)                        (2,244)               (2,133)
                                          ----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     (2,078,291)           (1,761,921)                    (4,367,012)           (1,324,121)
                                          ----------           -----------                    -----------           -----------
Increase (decrease) in net assets         (1,758,099)           (1,418,148)                    (4,072,377)           (3,806,765)
Net assets:
  Beginning of period                     10,464,657            11,882,805                     46,182,500            49,989,265
                                          ----------           -----------                    -----------           -----------
  End of period                           $8,706,558           $10,464,657                    $42,110,123           $46,182,500
                                          ==========           ===========                    ===========           ===========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 2001 and 2000


                                                   BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $6,749,094            $8,609,404                    ($2,055,577)          ($2,536,338)
  Net realized gain (loss) on
   security transactions                  20,916,436             4,203,063                     19,715,071             4,677,704
  Net change in unrealized appreciation
   or depreciation on investments        (49,640,141)           (2,489,281)                   (94,651,555)           (6,580,195)
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations (21,974,611)           10,323,186                    (76,992,061)           (4,438,829)
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sale of units            196,166,705           264,988,514                    242,620,630           348,793,349
  Cost of units repurchased             (227,512,534)         (219,452,122)                  (298,288,820)         (297,378,042)
  Actuarial adjustments for mortality
   experience on annuities in payment period   2,942                 4,709                          8,035                25,410
  Annuity benefit payments                   (21,665)              (19,052)                       (42,794)              (45,056)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                    (31,364,552)           45,522,049                    (55,702,949)           51,395,661
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets        (53,339,163)           55,845,235                   (132,695,010)           46,956,832
Net assets:
  Beginning of period                    474,826,256           418,981,021                    638,033,001           591,076,169
                                         -----------           -----------                    -----------           -----------
  End of period                         $421,487,093          $474,826,256                   $505,337,991          $638,033,001
                                         ===========           ===========                    ===========           ===========


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)           ($4,111,430)          ($4,320,782)                     ($256,154)            ($273,150)
  Net realized gain (loss) on
   security transactions                  47,340,270             4,472,691                      4,211,129                40,960
  Net change in unrealized appreciation
   or depreciation on investments        (80,849,550)            8,357,586                        856,281             5,603,344
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations (37,620,710)            8,509,495                      4,811,256             5,371,154
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units           155,170,570           225,015,464                     33,217,028            34,523,596
  Cost of units repurchased             (176,575,734)         (177,030,410)                   (19,427,645)           (7,702,228)
  Actuarial adjustments for mortality
   experience on annuities in payment period   1,542                 1,495                             28                   585
  Annuity benefit payments                    (6,694)               (5,661)                          (423)                 (200)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                    (21,410,316)           47,980,888                     13,788,988            26,821,753
                                         -----------           -----------                    -----------           -----------
  Increase (decrease) in net assets      (59,031,026)           56,490,383                     18,600,244            32,192,907
Net assets:
  Beginning of period                    349,661,381           293,170,998                     41,605,736             9,412,829
                                         -----------           -----------                    -----------           -----------
  End of period                         $290,630,355          $349,661,381                    $60,205,980           $41,605,736
                                         ===========           ===========                    ===========           ===========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 2001 and 2000


                                              EMERGING GROWTH SUBACCOUNT                        INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)           ($1,516,400)          ($2,427,178)                      $293,697             ($768,348)
  Net realized gain (loss) on
   security transactions                   5,858,746            12,787,784                     (1,091,106)            3,188,222
  Net change in unrealized appreciation
   or depreciation on investments        (57,527,577)          (50,248,655)                   (20,121,426)          (22,791,586)
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations (53,185,231)          (39,888,049)                   (20,918,835)          (20,371,712)
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units            74,347,898           138,341,900                     67,892,052            99,971,759
  Cost of units repurchased              (83,329,634)         (109,239,982)                   (77,616,420)          (84,728,870)
  Actuarial adjustments for mortality
   experience on annuities in payment period     326                   723                            212                   917
  Annuity benefit payments                    (4,061)               (5,935)                        (3,489)               (3,666)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     (8,985,471)           29,096,706                     (9,727,645)           15,240,140
                                         -----------           -----------                    -----------           -----------
  Increase (decrease) in net assets      (62,170,702)          (10,791,343)                   (30,646,480)           (5,131,572)
Net assets:
  Beginning of period                    153,730,050           164,521,393                     91,514,185            96,645,757
                                         -----------           -----------                    -----------           -----------
  End of period                          $91,559,348          $153,730,050                    $60,867,705           $91,514,185
                                         ===========           ===========                    ===========           ===========


                                             DEVELOPING MARKETS SUBACCOUNT
Operations:                                    2001                  2000
                                               ----
  Net investment income (loss)              ($31,415)             ($45,928)
  Net realized gain (loss) on
   security transactions                    (452,402)             (278,186)
  Net change in unrealized appreciation
   or depreciation on investments           (107,190)           (2,738,724)
                                          ----------            ----------
    Change in net assets from operations    (591,007)           (3,062,838)
                                          ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units             4,226,809             8,445,402
  Cost of units repurchased               (5,145,629)           (7,140,463)
  Actuarial adjustments for mortality
   experience on annuities in payment period      --                    --
  Annuity benefit payments                        --                    --
                                          ----------            ----------
   Change in net assets from capital
    unit transactions                       (918,820)            1,304,939
                                          ----------            ----------
  Increase (decrease) in net assets       (1,509,827)           (1,757,899)
Net assets:
  Beginning of period                      6,480,523             8,238,422
                                          ----------            ----------
  End of period                           $4,970,696            $6,480,523
                                          ==========            ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has two funds available as investment options under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2001, was as follows:

     Money Market Fund............................................  $53,174,221
     Bond Fund....................................................   32,411,746
     Global Governments Series....................................      935,431
     High Income Fund.............................................    6,432,584
     Balanced Fund................................................   37,032,781
     Growth and Income Stock Fund.................................   21,551,976
     Capital Appreciation Stock Fund..............................   48,981,965
     Mid-Cap Stock Fund...........................................   19,492,648
     Emerging Growth Series.......................................   10,069,004
     International Stock Portfolio................................    1,770,360
     Developing Markets Fund......................................      271,509

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2001and 2000, were as follows:

                                                Money                       Global         High                        Growth and
                                               Market         Bond        Governments     Income        Balanced      Income Stock
                                             Subaccount    Subaccount     Subaccount    Subaccount     Subaccount      Subaccount
Units for contracts in accumulation period:
Outstanding at December 31, 1999             3,484,979      6,070,590     1,028,223     4,469,709      22,077,019    21,916,258
Sold                                         9,910,580      5,119,081       911,769     3,510,188      13,717,282    12,793,452
Repurchased                                 (9,396,285)    (4,923,198)   (1,064,685)   (3,630,130)    (11,367,801)  (10,918,194)
                                             ---------      ---------     ---------     ---------      ----------    ----------
Outstanding at December 31, 2000             3,999,274      6,266,473       875,307     4,349,767      24,426,500    23,791,516
Sold                                         7,087,928      6,381,735       675,125     3,089,205      10,549,810    10,013,823
Repurchased                                 (4,279,980)    (4,894,962)     (845,417)   (3,494,288)    (12,291,056)  (12,403,825)
                                             ---------      ---------     ---------     ---------      ----------    ----------
Outstanding at December 31, 2001             6,807,222      7,753,246       705,015     3,944,684      22,685,254    21,401,514
                                             ---------      ---------     ---------     ---------      ----------    ----------

Units for annuitized contracts:
Outstanding at December 31, 1999                   860            474           167         2,225           9,559        12,560
Sold                                               450            861             5           644           4,394         8,568
Repurchased                                        (43)          (142)          (19)         (264)         (1,477)       (2,618)
                                             ---------      ---------     ---------     ---------      ----------    ----------
Outstanding at December 31, 2000                 1,267          1,193           153         2,605          12,476        18,510
Sold                                                 2              6             3            16             566           635
Repurchased                                       (782)           (90)          (15)         (209)         (1,164)       (1,780)
                                             ---------      ---------     ---------     ---------      ----------    ----------
Outstanding at December 31, 2001                   487          1,109           141         2,412          11,878        17,365
                                             ---------      ---------     ---------     ---------      ----------    ----------

Total units outstanding at December 31, 2001 6,807,709      7,754,355       705,156     3,947,096      22,697,132    21,418,879
                                             =========      =========     =========     =========      ==========    ==========


                                                    Capital
                                                 Appreciation       Mid-Cap         Emerging     International   Developing
                                                     Stock           Stock           Growth          Stock         Markets
Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                  ----------      ----------       ----------     ----------     ----------
Outstanding at December 31, 1999                  9,926,350          835,797       5,883,017      5,098,033       1,052,898
Sold                                              7,427,964        2,804,922       5,132,948      5,764,312       1,320,927
Repurchased                                      (5,842,650)        (616,845)     (4,080,340)    (4,905,000)     (1,137,500)
                                                 ----------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                 11,511,664        3,023,874       6,935,625      5,957,345       1,236,325
Sold                                              5,535,610        2,371,049       4,624,038      5,264,606         855,414
Repurchased                                      (6,370,338)      (1,402,834)     (5,259,676)    (6,055,497)     (1,045,430)
                                                 ----------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                 10,676,936        3,992,089       6,299,987      5,166,454       1,046,309
                                                 ----------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Outstanding at December 31, 1999                      1,627               --           2,284          1,823              --
Sold                                                  1,409              478           1,190          1,561              --
Repurchased                                            (350)             (17)           (577)          (338)             --
                                                 ----------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                      2,686              461           2,897          3,046              --
Sold                                                    308                4              22             20              --
Repurchased                                            (240)             (32)           (253)          (270)             --
                                                 ----------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                      2,754              433           2,666          2,796              --
                                                 ----------        ---------       ---------      ---------       ---------

Total units outstanding at December 31, 2001     10,679,690        3,992,522       6,302,653      5,169,250       1,046,309
                                                 ==========        =========       =========      =========       =========


(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                         Money Market                Bond             Global Governments           High Income
                                          Subaccount              Subaccount              Subaccount            Stock Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period                 $12.67     $12.12       $13.54     $12.70       $11.95     $11.55       $10.61     $11.18

  End of period                        12.96      12.67        14.46      13.54        12.35      11.95        10.67      10.61

Net Assets at end of period (000s)    88,247                 112,150                   8,707                  42,110

Units outstanding at end of
  period (000s)                        6,808      4,001        7,754      6,268          705        875        3,947      4,352

Total return1                          2.29%      4.54%         6.79%      6.61%        3.35%      3.46%        0.57%     (5.10%)

Investment income ratio2               3.46%                    5.98%                   3.82%                  10.24%

Expense ratio3                         1.40%                    1.40%                   1.40%                   1.40%

                                           Balanced            Growth and Income     Capital Appreciation         Mid-Cap Stock
                                          Subaccount           Stock Subaccount        Stock Subaccount            Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period                 $19.43     $18.97       $26.80     $26.95       $30.37     $29.53       $13.76     $11.26

  End of period                        18.57      19.43        23.59      26.80        27.21      30.37        15.08      13.76

Net Assets at end of period (000s)   421,487                 505,338                 290,630                  60,206

Units outstanding at end of
  period (000s)                       22,697     24,439       21,419     23,810       10,680     11,514        3,993      3,024

Total return1                         (4.43%)     2.42%       (11.98%)    (0.56%)     (10.41%)     2.84%        9.59%     22.20%

Investment income ratio2               2.91%                    1.03%                   0.10%                   0.90%

Expense ratio3                         1.40%                    1.40%                   1.40%                   1.40%


                                        Emerging Growth          International        Developing Markets
                                          Subaccount           Stock Subaccount           Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----

  Beginning of period                 $22.16     $27.95       $15.35     $18.95        $5.24      $7.82

  End of period                        14.53      22.16        11.77      15.35         4.75       5.24

Net Assets at end of period (000s)    91,559                  60,868                   4,971

Units outstanding at end of
  period (000s)                        6,303      6,939        5,169      5,960        1,046      1,236

Total return1                        (34.43%)   (20.72%)      (23.32%)   (19.00%)      (9.35%)   (32.99%)

Investment income ratio2               0.00%                    1.80%                   0.85%

Expense ratio3                         1.40%                    1.40%                   1.40%

1These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

2These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense and administrative charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

3These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                        Report of Independent Accountants


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, Global Governments, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Developing Markets Subaccounts for MEMBERS Variable Annuity) as of December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 8, 2002